KDC Merger Arbitrage Fund LP
900 Third Avenue
10th Floor, Suite 1000
New York, NY  10022-4728

13F File Number:   028-05023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:  Mr. Glen M. Friedman
Title:    CFO
Phone: 212 350-0262
Signature, Place, and Date of Signing:

Glen M. Friedman         New York, NY      	;May 14, 2009
	.
Report Type:   13F HOLDINGS REPORT

NAME OF REPORTING MANAGER : KELLNER, DILEO & CO.
			Fair			Investment Discretion	 Voting
  Name of Issuer	Title of 	CUSIP	Market	 Shares or		Discretion	Authority		Price
	Class	 Number	 Value	 Principal
			    (thousands)	  Amount

B & G Foods Inc New	Unit 99/99/9999	05508R205	1,530 	139,185 		SOLE			10.990
CENTENNIAL COMMUNCTNS CORP N	Cl A New	15133v208	1,446 	175,000 		SOLE			8.260
CENTURYTEL INC	COM	156700106	(1,926)	(68,500)		SOLE			28.120
CV THERAPEUTICS INC	COM	126667104	2,982 	150,000 		SOLE			19.880
Genentech Inc	Com New	368710406	1,900 	20,000 		SOLE			95.000
HEARST-ARGYLE TELEVISION INC	COM	422317107	338 	81,200 		SOLE			4.160
M/I HOMES INC	com	55305BAC5	(1,271)	(2,375)		SOLE			53.500
MERCK & CO INC	COM	589331107	(2,506)	(93,670)		SOLE			26.750
PETRO-CDA	COM	71644E102	2,658 	100,000 		SOLE			26.580
PFIZER INC	COM	717081103	(1,750)	(128,475)		SOLE			13.620
ROHM & HAAS CO	com	775371107	7,490 	95,000 		SOLE			78.840
SCHERING PLOUGH CORP	COM	806605101	3,827 	162,500 		SOLE			23.550
SUNCOR ENERGY INC	COM	867229106	(2,843)	(128,000)		SOLE			22.210
TD AMERITRADE HLDG CORP	COM	87236Y108	(1,790)	(129,629)		SOLE			13.810
THINKORSWIM GROUP INC	COM	88409C105	2,814 	325,700 		SOLE			8.640
WYETH	COM	983024100	8,608 	200,000 		SOLE			43.040